Fair Value Measures - Schedule of Company’s Assumptions Used in the Valuations (Details)	Dec. 31, 2024	Dec. 31, 2023
Stock price [Member] | January 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	28.99	1.26
Stock price [Member] | March 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	28.99	1.26
Stock price [Member] | August 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	28.99	1.26
Stock price [Member] | December 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	28.99	1.26
Exercise price [Member] | January 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	22,440	1,496
Exercise price [Member] | March 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	6,450	430
Exercise price [Member] | August 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	3,690	246
Exercise price [Member] | December 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	0.14	3.45
Expected term (in Years) [Member] | January 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	2.08	3.57
Expected term (in Years) [Member] | March 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	2.73	4.13
Expected term (in Years) [Member] | August 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	3.14	4.13
Expected term (in Years) [Member] | December 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	2.97	4.13
Volatility [Member] | January 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	171	138
Volatility [Member] | March 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	171	136
Volatility [Member] | August 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	171	136
Volatility [Member] | December 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	171	136
Discount rate - treasury yield [Member] | January 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	4.27	3.96
Discount rate - treasury yield [Member] | March 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	4.27	3.91
Discount rate - treasury yield [Member] | August 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	4.27	3.91
Discount rate - treasury yield [Member] | December 2022 Warrants [Member]
Class of Warrant or Right [Line Items]
Measurement input type	4.27	3.91